Business combinations (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		7 Months Ended	72 Months Ended				3 Months Ended		7 Months Ended	12 Months Ended	14 Months Ended	72 Months Ended					3 Months Ended	12 Months Ended			12 Months Ended	14 Months Ended					14 Months Ended		12 Months Ended			14 Months Ended				12 Months Ended				14 Months Ended			14 Months Ended			12 Months Ended		7 Months Ended		7 Months Ended			7 Months Ended		14 Months Ended			7 Months Ended		14 Months Ended			7 Months Ended		14 Months Ended				7 Months Ended			7 Months Ended			0 Months Ended	12 Months Ended	14 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	Dec. 31, 2012 PMR Acquisition [Member]	May 23, 2018 PMR Acquisition [Member]	May 21, 2012 PMR Acquisition [Member]	Aug. 31, 2010 PMR Acquisition [Member]	Jul. 02, 2010 PMR Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Sep. 30, 2011 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Dec. 31, 2012 Tempus Acquisition [Member]	Aug. 31, 2012 Tempus Acquisition [Member]	Jul. 03, 2017 Tempus Acquisition [Member]	Jun. 30, 2012 Tempus Acquisition [Member]	May 21, 2012 Tempus Acquisition [Member]	Jul. 02, 2011 Tempus Acquisition [Member]	Jul. 02, 2010 Tempus Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2012 Aegean Blue Acquisition [Member]	Dec. 31, 2011 Aegean Blue Acquisition [Member]	Oct. 05, 2012 Aegean Blue Acquisition [Member]	Aug. 31, 2011 ILX Acquisition [Member]	Aug. 31, 2012 ILX Acquisition [Member]	Dec. 31, 2012 ILX Acquisition [Member]	Jun. 30, 2012 ILX Acquisition [Member]	Jul. 02, 2011 ILX Acquisition [Member]	Aug. 31, 2010 ILX Acquisition [Member]	Aug. 31, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Customer Contracts [Member] Tempus Acquisition [Member]	Aug. 31, 2011 Customer Contracts [Member] ILX Acquisition [Member]	Jul. 02, 2011 management contracts [Member] Tempus Acquisition [Member]	Dec. 31, 2012 management contracts [Member] ILX Acquisition [Member]	Aug. 31, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 cash in escrow and restricted cash [Domain] Tempus Acquisition [Member]	Oct. 05, 2012 cash in escrow and restricted cash [Domain] Aegean Blue Acquisition [Member]	Aug. 31, 2011 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Dec. 31, 2012 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	Aug. 31, 2010 cash in escrow and restricted cash [Domain] ILX Acquisition [Member]	May 21, 2012 Accounts Receivable [Member] Aegean Blue Acquisition [Member]	Aug. 31, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jun. 30, 2012 amenity fee agreement [Member] Tempus Acquisition [Member]	Jul. 02, 2011 amenity fee agreement [Member] Tempus Acquisition [Member]	Aug. 31, 2012 member relations [Member] Tempus Acquisition [Member]	Jun. 30, 2012 member relations [Member] Tempus Acquisition [Member]	Jul. 02, 2011 member relations [Member] Tempus Acquisition [Member]	Aug. 31, 2011 member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 Other Contract [Member] PMR Acquisition [Member]	May 21, 2012 Other Contract [Member] PMR Acquisition [Member]	Dec. 31, 2012 management contracts [Member] PMR Acquisition [Member]	May 21, 2012 management contracts [Member] PMR Acquisition [Member]	Oct. 05, 2012 management contracts [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Inventories [Member] PMR Acquisition [Member]	May 21, 2012 Inventories [Member] PMR Acquisition [Member]	Aug. 31, 2012 Inventories [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Inventories [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Inventories [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Due from related parties [Domain] PMR Acquisition [Member]	May 21, 2012 Due from related parties [Domain] PMR Acquisition [Member]	Aug. 31, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jun. 30, 2012 Due from related parties [Domain] Tempus Acquisition [Member]	Jul. 02, 2011 Due from related parties [Domain] Tempus Acquisition [Member]	Dec. 31, 2012 Mortgages [Member] PMR Acquisition [Member]	May 21, 2012 Mortgages [Member] PMR Acquisition [Member]	Aug. 31, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Mortgages [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Mortgages [Member] Tempus Acquisition [Member]	Oct. 05, 2012 Mortgages [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Customer Lists [Member] PMR Acquisition [Member]	May 21, 2012 Customer Lists [Member] PMR Acquisition [Member]	Oct. 05, 2012 Customer Lists [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] Tempus Acquisition [Member]	Aug. 31, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jun. 30, 2012 Other Assets [Member] Tempus Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] Aegean Blue Acquisition [Member]	Aug. 31, 2010 Other Assets [Member] ILX Acquisition [Member]	May 21, 2012 Other Assets [Member] Nonperforming Financing Receivable [Member] PMR Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Accounts Receivable [Member] Tempus Acquisition [Member]	Jun. 30, 2011 Tempus Acquisition Loan [Member] Tempus Acquisition [Member]	Oct. 05, 2012 Tempus Acquisition Loan [Member] Aegean Blue Acquisition [Member]	May 21, 2012 Year one [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] amenity fee agreement [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] member relations [Member] ILX Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Other Contract [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] management contracts [Member] Aegean Blue Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Customer Lists [Member] PMR Acquisition [Member]	Dec. 31, 2012 Weighted Average [Member] Customer Lists [Member] Aegean Blue Acquisition [Member]	May 21, 2012 Year two [Member] PMR Acquisition [Member]	May 21, 2012 Year three [Member] PMR Acquisition [Member]	Jul. 02, 2010 Collaterized pool [Member] Tempus Acquisition [Member]	Jul. 02, 2010 In-house pool [Member] Tempus Acquisition [Member]
Business Acquisition [Line Items]
Weightedaveragecoupon								14.40%												17.00%
Loan Servicing Fee								1.00%												1.50%
Prepayment rate								9.40%																																																																																														6.80%	12.20%
Default Rate								39.20%																																																																																														43.90%	43.40%
Upgrade rate								50.00%												50.00%																																																																					50.00%											25.00%	12.50%
Attrition Rate								50.00%												50.00%
Advertising, sales and marketing cost					58.00%									50.00%
Projected growth rate					1.00%									3.00%
Inventorytobesoldfollowingyearofacquisition-period							6 years									16 years
Corporate tax rate	35.00%				39.00%						39.00%
present value										30.00%										30.00%
Finite-Lived Intangible Asset, Useful Life																																																																																										15 years	5 years	17 years 6 months	3 years	10 years	10 years	15 years	15 years	3 years	3 years
Businessacquisitionliabilitiesassumedadjustments																																								$ (112,000)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed									1,700,000										1,200,000					8,800,000						4,000,000											4,154,000	4,000,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			(22,300,000)									(14,600,000)										(22,779,000)	(30,398,000)
Business Acquisition, Cost of Acquired Entity, Cash Paid				51,635,000	51,635,000	51,635,000		51,635,000									104,915,000		104,915,000					6,543,000	30,722,000					30,722,000										30,722,000
Business Acquisition, Contingent Consideration, Potential Cash Payment																								3,336,000
Businessacquisitioncashacquiredadjustments						0									0										0
Business Combination, Consideration Transferred																		51,635,000	104,915,000					9,879,000	30,722,000					30,722,000																																																									104,900,000	6,600,000
Businessacquisitionconsiderationtransferedadjustments													0		0										0
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents																	2,515,000		2,517,000					2,072,000													2,900,000	2,912,000	1,925,000		54,000	54,000
Businessacquisitioncashandcashequivalentacquired-adjustments															(2,000)
Businessacquisitionrestrictedcashadjustments																																				(12,000)				0
Other Parent Company Disclosures		44
Intangible assets				48,933,000	48,933,000	48,933,000		45,100,000																5,901,000	8,750,000		8,850,000	28,808,000	24,889,000			16,230,000	7,120,000	14,110,000	7,120,000					8,750,000	8,850,000				9,708,000	8,709,000		2,870,000	2,070,000	1,000,000	1,100,000	3,833,000	0	38,300,000	38,300,000	4,123,000																	6,800,000	6,800,000	1,778,000				24,889,000			28,808,000
Businessacquisitionintangibleassetsadjustments						3,833,000																			(100,000)	3,919,000					2,120,000		0							(100,000)				999,000			800,000			(100,000)		3,833,000		0																			0								3,919,000
Businessacquisitionmortgagesreceivableadjustments																																																																			(13,000)		(10,589,000)
Business Acquisition, Purchase Price Allocation, Assets Acquired																																								34,764,000	34,876,000																																			87,044,000		89,704,000	146,974,000			136,332,000	18,808,000
Businessacquisitionassetsacquiredadjustments						11,000									776,000																									(112,000)																																				(2,660,000)					(10,642,000)
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables																																									10,100,000																	36,221,000			22,745,000	2,067,000	2,067,000		4,000	4,000	1,664,000	1,677,000		59,907,000	70,496,000	4,070,000				2,869,000			2,444,000						2,916,000	2,187,000
Businessacquisitionotherreceivables,net-adjustments																																																																												(47,000)					(257,000)
Businessacquisitionduefromrelatedpartiesadjustments																																																														0		0
Businessacquisitionunsoldvacationinterestadjustments																																								0																	(5,783,000)		380,000
Businessacquisitionprepaidexpensesadjustments																																																																												25,000					(101,000)
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent				13,010,000	13,010,000	13,010,000		13,453,000									8,567,000		0
Businessacquisitiondeferredtaxeliabilityadjustments						(443,000)									8,567,000
Business Acquisition, Purchase Price Allocation, Current Assets, Prepaid Expense and Other Assets																																											55,000																																	340,000		315,000	1,423,000			1,322,000	947,000	334,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net				1,747,000	1,747,000	1,747,000		1,736,000									8,652,000		7,876,000																						30,722,000																																			72,287,000	9,968,000	74,515,000	139,098,000			119,113,000
Businessacquisitionpurchasepriceallocationassetsacquiredliabilitiesassumed,netdjustments																																								0																																				(2,228,000)					(19,985,000)
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment				733,000	733,000	733,000		1,408,000																388,000																	5,705,000	7,384,000																																					19,544,000			15,564,000
Businessacquisitionpropertyandequipmentadjustments						(675,000)																																		1,679,000																																									(3,980,000)
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																			1,604,000					400,000
Businesscombinationgainonbargainpurchase-adjustments						(2,200,000)																																																																											(19,985,000)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			(39,000,000)									(20,100,000)									546,019,000		458,086,000
Business Acquisition, Purchase Price Allocation, Current Assets, Inventory																								3,500,000																		10,100,000															30,400,000			23,100,000
Business Combination, Separately Recognized Transactions, Revenues and Gains Recognized			$ 22,880,000	$ 89,000		$ 20,652,000																																																																									$ 34,183,000	$ 14,198,000